Annual Fund Operating Expenses - Goldman Sachs ActiveBeta_R US Large Cap Equity ETF - Goldman Sachs ActiveBeta_R U.S. Large Cap Equity ETF	Dec. 29, 2021
Operating Expenses:
Management Fee	0.09%
Distribution and Service (12b-1) Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.09%